UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21609

Western Asset Variable Rate Strategic Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

ITEM 1.          SCHEDULE OF INVESTMENTS

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

FORM N-Q

DECEMBER 31, 2008

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited)	December 31, 2008

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 40.9%
CONSUMER DISCRETIONARY — 3.4%
Auto Components — 0.1%
50,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	$19,250
	Visteon Corp., Senior Notes:
46,000	8.250% due 8/1/10	14,490
118,000	12.250% due 12/31/16 (a)	28,910
	Total Auto Components	62,650
Automobiles — 0.6%
400,000	Daimler Chrysler North America Holding Corp., Notes, 6.500% due 11/15/13	312,310
	Ford Motor Co.:
	Debentures:
60,000	8.875% due 1/15/22	14,700
50,000	6.625% due 10/1/28	11,250
790,000	Notes, 7.450% due 7/16/31	225,150
	General Motors Corp., Senior Debentures:
50,000	8.250% due 7/15/23	8,500
410,000	8.375% due 7/15/33	73,800
	Total Automobiles	645,710
Diversified Consumer Services — 0.1%
	Education Management LLC/Education Management Finance Corp.:
60,000	Senior Notes, 8.750% due 6/1/14	45,900
35,000	Senior Subordinated Notes, 10.250% due 6/1/16	25,550
30,000	Service Corp. International, Senior Notes, 7.625% due 10/1/18	22,350
	Total Diversified Consumer Services	93,800
Hotels, Restaurants & Leisure — 0.4%
35,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (b)(c)	241
226,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	118,650
70,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	23,450
230,000	MGM MIRAGE Inc., Senior Notes, 7.625% due 1/15/17	149,500
200,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	102,000
25,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	13,250
10,000	Snoqualmie Entertainment Authority, Senior Secured Notes, 6.875% due 2/1/14 (a)(d)	5,850
	Station Casinos Inc.:
155,000	Senior Notes, 7.750% due 8/15/16 (e)	30,225
15,000	Senior Subordinated Notes, 6.875% due 3/1/16 (e)	937
	Total Hotels, Restaurants & Leisure	444,103
Household Durables — 0.2%
45,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	38,475
220,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	165,000
	Total Household Durables	203,475
Internet & Catalog Retail — 0.0%
10,000	Expedia Inc., Senior Notes, 8.500% due 7/1/16 (a)	7,500
Media — 1.9%
60,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13	44,100
557,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	100,260

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
Media — 1.9% (continued)
40,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	$16,600
10,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	1,250
100,000	Charter Communications Inc., Senior Secured Notes, 10.875% due 9/15/14 (a)	80,500
30,000	CMP Susquehanna Corp., 9.875% due 5/15/14	1,350
	Comcast Corp., Senior Notes:
400,000	5.119% due 7/14/09 (d)	394,587
400,000	6.500% due 1/15/17	395,694
	CSC Holdings Inc.:
75,000	Senior Debentures, 8.125% due 8/15/09	74,813
250,000	Senior Notes, 8.125% due 7/15/09	249,375
375,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	314,063
105,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	8,400
	R.H. Donnelley Corp.:
80,000	Senior Discount Notes, 6.875% due 1/15/13	11,200
240,000	Senior Notes, 8.875% due 10/15/17	37,200
50,000	Sun Media Corp., 7.625% due 2/15/13	40,500
400,000	Time Warner Inc., Senior Notes, 6.875% due 5/1/12	384,557
	Total Media	2,154,449
Multiline Retail — 0.1%
115,000	Dollar General Corp., Senior Subordinated Notes, 11.875% due 7/15/17 (f)	98,900
60,000	Neiman Marcus Group Inc., Senior Notes, 9.000% due 10/15/15 (f)	26,700
	Total Multiline Retail	125,600
Specialty Retail — 0.0%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	39,200
Textiles, Apparel & Luxury Goods — 0.0%
25,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	19,000
	TOTAL CONSUMER DISCRETIONARY	3,795,487
CONSUMER STAPLES — 0.7%
Food & Staples Retailing — 0.6%
444,835	CVS Corp., Pass-through Certificates, 6.117% due 1/10/13 (a)	420,176
300,000	Safeway Inc., Senior Notes, 6.500% due 3/1/11	301,033
		721,209
Tobacco — 0.1%
	Alliance One International Inc., Senior Notes:
10,000	8.500% due 5/15/12	7,400
70,000	11.000% due 5/15/12	58,450
		65,850
	TOTAL CONSUMER STAPLES	787,059
ENERGY — 6.0%
Energy Equipment & Services — 0.1%
155,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	98,425
20,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	18,700
		117,125
Oil, Gas & Consumable Fuels — 5.9%
400,000	Amerada Hess Corp., Senior Notes, 6.650% due 8/15/11	400,078
1,100,000	Anadarko Petroleum Corp., Senior Notes, 2.396% due 9/15/09 (d)	1,052,683
170,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	117,300
	Chesapeake Energy Corp., Senior Notes:
70,000	6.375% due 6/15/15	55,650
215,000	7.250% due 12/15/18	168,775
210,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	131,250

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†		Security	Value
Oil, Gas & Consumable Fuels — 5.9% (continued)
300,000		ConocoPhillips, 4.750% due 10/15/12	$299,272
400,000		Devon Financing Corp. ULC, Notes, 6.875% due 9/30/11	403,913
		El Paso Corp., Medium-Term Notes:
375,000		7.375% due 12/15/12	325,736
300,000		7.750% due 1/15/32	196,236
		Enterprise Products Operating LP:
80,000		Junior Subordinated Notes, 8.375% due 8/1/66 (d)	44,050
120,000		Subordinated Notes, 7.034% due 1/15/68 (d)	56,472
60,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	47,100
		Gazprom, Loan Participation Notes:
190,000		6.212% due 11/22/16 (a)	126,350
210,000		6.510% due 3/7/22 (a)	126,000
30,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	22,650
170,000		KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	133,450
		Kinder Morgan Energy Partners LP, Senior Notes:
240,000		7.500% due 11/1/10	234,870
400,000		6.000% due 2/1/17	347,802
330,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	202,950
55,000		OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14	29,975
75,000		Peabody Energy Corp., Senior Notes, 6.875% due 3/15/13	71,438
1,000,000		SandRidge Energy Inc., Senior Notes, 7.508% due 4/1/14 (d)	532,476
45,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)(b)(c)	1,800
140,000		Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	87,500
20,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	10,900
500,000		Williams Cos. Inc., Notes, 8.750% due 3/15/32	373,257
		XTO Energy Inc., Senior Notes:
400,000		7.500% due 4/15/12	395,625
500,000		5.500% due 6/15/18	453,446
		Total Oil, Gas & Consumable Fuels	6,449,004
		TOTAL ENERGY	6,566,129
FINANCIALS — 19.0%
Capital Markets — 1.7%
400,000		Bear Stearns Cos. Inc. (JPM), 3.650% due 1/31/11 (d)	367,410
550,000		Goldman Sachs Capital III, Preferred Securities, 2.973% due 9/1/12 (d)(g)	165,687
		Merrill Lynch & Co. Inc., Medium-Term Notes:
680,000		4.018% due 5/20/09 (d)	671,443
400,000		3.735% due 7/25/11 (d)	354,448
400,000		Morgan Stanley, Medium-Term Notes, 4.620% due 1/9/14 (d)	277,300
		Total Capital Markets	1,836,288
Commercial Banks — 6.4%
		American Express Bank FSB:
500,000		1.739% due 6/12/17 (d)	276,642
1,900,000		Senior Notes, 3.150% due 12/9/11	1,916,456
770,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	504,350
		HSBC Bank PLC:
		Credit-Linked Notes (JSC Bank TuranAlem), Medium-Term Notes:
800,000		7.333% due 7/20/12 (a)(d)	404,000
60,000		7.468% due 8/20/12 (d)	32,202
60,000		7.718% due 8/20/12 (d)	32,490
14,936,000	RUB	Credit-Linked Notes (Russian Agricultural Bank), 8.900% due 12/20/10 (a)(d)	254,844
560,000		HSBK Europe BV, 7.250% due 5/3/17 (a)	305,200
830,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (a)(d)	438,268

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†		Security	Value
Commercial Banks — 6.4% (continued)
7,212,500	RUB	JPMorgan Chase Bank, Credit-Linked Notes (Russian Agricultural Bank), 9.500% due 2/11/11 (a)(h)	$159,545
1,900,000		Keycorp, Senior Notes, 2.646% due 12/15/10 (d)	1,908,064
250,000		TuranAlem Finance BV, Bonds, 5.434% due 1/22/09 (a)(d)	235,313
390,000		VTB Capital SA, Loan Participation Notes, 4.559% due 11/2/09 (a)(d)	346,760
300,000		Wachovia Capital Trust III, 5.800% due 3/15/11 (d)(g)	177,078
		Total Commercial Banks	6,991,212
Consumer Finance — 4.0%
400,000		American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (d)	207,314
		Ford Motor Credit Co., Senior Notes:
3,000,000		6.323% due 1/15/10 (d)	2,403,750
220,000		9.875% due 8/10/11	162,382
		GMAC LLC:
15,000		7.250% due 3/2/11 (a)	12,897
2,456,000		4.403% due 12/1/14 (a)(d)	1,424,480
307,000		6.750% due 12/1/14 (a)	211,149
30,000		8.000% due 11/1/31 (a)	17,864
		Total Consumer Finance	4,439,836
Diversified Financial Services — 6.5%
300,000		AGFC Capital Trust I, 6.000% due 1/15/67 (a)(d)	71,723
600,000		Aiful Corp., Notes, 5.000% due 8/10/10 (a)	329,981
400,000		Bank of America Corp., Notes, Preferred Securities, 8.000% due 1/30/18 (d)(g)	288,128
100,000		CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	52,000
250,000		Chukchansi Economic Development Authority, Senior Notes, 6.095% due 11/15/12 (a)(d)	125,625
685,000		Citigroup Inc., Senior Subordinated Notes, 2.456% due 6/9/16 (d)	475,275
		General Electric Capital Corp.:
		Senior Notes:
2,000,000		3.000% due 12/9/11	2,069,148
1,800,000		3.116% due 12/9/11 (d)	1,832,114
700,000		Subordinated Debentures, 6.375% due 11/15/67 (d)	440,647
80,000		Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	64,600
300,000		Merna Reinsurance Ltd., Subordinated Notes, 3.209% due 7/7/10 (a)(d)	270,870
		TNK-BP Finance SA:
840,000		6.875% due 7/18/11 (a)	617,400
769,000		7.875% due 3/13/18 (a)	388,345
20,000		Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to yield 10.072% due 10/1/15	15,800
125,000		Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	105,000
		Total Diversified Financial Services	7,146,656
Real Estate Investment Trusts (REITs) — 0.2%
5,000		Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	1,775
425,000		iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	133,948
30,000		Ventas Realty LP/Ventas Capital Corp., Senior Notes, 6.750% due 4/1/17	22,950
		Total Real Estate Investment Trusts (REITs)	158,673
Real Estate Management & Development — 0.0%
15,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (b)	3,075
190,000		Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	26,600
		Total Real Estate Management & Development	29,675

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
Thrifts & Mortgage Finance — 0.2%
300,000	Countrywide Financial Corp., Medium-Term Notes, 2.946% due 5/7/12 (d)	$260,230
	TOTAL FINANCIALS	20,862,570
HEALTH CARE — 0.5%
Health Care Equipment & Supplies — 0.0%
15,000	Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17	7,725
Health Care Providers & Services — 0.5%
60,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	55,500
	HCA Inc.:
195,000	Notes, 6.375% due 1/15/15	119,925
100,000	Senior Secured Notes, 9.625% due 11/15/16 (f)	78,250
275,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	222,750
10,000	Universal Hospital Services Inc., Senior Secured Notes, 8.500% due 6/1/15 (f)	7,150
36,000	US Oncology Holdings Inc., Senior Notes, 8.334% due 3/15/12 (d)(f)	22,860
	Total Health Care Providers & Services	506,435
Pharmaceuticals — 0.0%
145,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (b)(c)	7,612
	TOTAL HEALTH CARE	521,772
INDUSTRIALS — 2.1%
Aerospace & Defense — 0.3%
100,000	DRS Technologies Inc., Senior Subordinated Notes, 6.625% due 2/1/16	100,500
100,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (f)	34,500
250,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	245,000
	Total Aerospace & Defense	380,000
Airlines — 0.1%
160,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	66,400
Building Products — 0.7%
	Associated Materials Inc.:
100,000	Senior Discount Notes, step bond to yield 16.306% due 3/1/14	56,000
100,000	Senior Subordinated Notes, 9.750% due 4/15/12	79,250
	GTL Trade Finance Inc.:
350,000	7.250% due 10/20/17 (a)	298,251
389,000	7.250% due 10/20/17 (a)	326,816
5,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,175
100,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.553% due 3/1/14	22,000
	Total Building Products	783,492
Commercial Services & Supplies — 0.3%
90,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	78,413
125,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	124,375
110,000	Rental Services Corp., Senior Notes, 9.500% due 12/1/14	61,050
120,000	US Investigations Services Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (a)	88,200
		352,038
Construction & Engineering — 0.4%
570,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	457,425

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
Industrial Conglomerates — 0.0%
	Sequa Corp., Senior Notes:
40,000	11.750% due 12/1/15 (a)	$15,400
42,746	13.500% due 12/1/15 (a)(f)	13,892
	Total Industrial Conglomerates	29,292
Road & Rail — 0.2%
360,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16	166,050
Trading Companies & Distributors — 0.1%
50,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	26,000
130,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	69,550
	Total Trading Companies & Distributors	95,550
Transportation Infrastructure — 0.0%
175,000	Swift Transportation Co., Senior Secured Notes, 9.899% due 5/15/15 (a)(d)	15,094
	TOTAL INDUSTRIALS	2,345,341
INFORMATION TECHNOLOGY — 0.2%
IT Services — 0.1%
50,000	Ceridian Corp., Senior Notes, 12.250% due 11/15/15 (a)(f)	24,687
175,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	116,375
		141,062
Office Electronics — 0.1%
120,000	Xerox Corp., Senior Notes, 6.750% due 2/1/17	87,200
Software — 0.0%
30,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	14,100
	TOTAL INFORMATION TECHNOLOGY	242,362
MATERIALS — 1.9%
Chemicals — 0.3%
300,000	Dow Chemical Co., 6.000% due 10/1/12	290,050
195,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16	47,775
20,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	10,800
25,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (h)	22,595
	Total Chemicals	371,220
Containers & Packaging — 0.2%
75,000	Graham Packaging Co. Inc., Senior Notes, 8.500% due 10/15/12	53,813
160,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	111,200
	Total Containers & Packaging	165,013
Metals & Mining — 0.8%
210,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	108,150
170,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	139,593
150,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	89,250
80,000	Noranda Aluminium Holding Corp., Senior Notes, 8.345% due 11/15/14 (d)(f)	13,200
25,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	14,625
125,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	77,813
95,000	Steel Dynamics Inc., Senior Notes, 6.750% due 4/1/15	66,025
50,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	17,750
	Vale Overseas Ltd., Notes:
128,000	6.250% due 1/23/17	120,998
101,000	6.875% due 11/21/36	91,930
170,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	102,850
	Total Metals & Mining	842,184

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
MATERIALS — 1.9% (continued)
Paper & Forest Products — 0.6%
190,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)	$122,550
	Appleton Papers Inc.:
100,000	Senior Notes, 8.125% due 6/15/11	69,500
125,000	Senior Subordinated Notes, 9.750% due 6/15/14	73,750
200,000	NewPage Corp., Senior Secured Notes, 9.443% due 5/1/12 (d)	77,500
400,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	358,307
	Total Paper & Forest Products	701,607
	TOTAL MATERIALS	2,080,024
TELECOMMUNICATION SERVICES — 4.5%
Diversified Telecommunication Services — 3.9%
467,000	Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)	318,727
780,000	British Telecommunications PLC, Senior Notes, 8.625% due 12/15/10	802,740
45,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	28,575
400,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	383,450
600,000	France Telecom SA, Notes, 7.750% due 3/1/11	631,695
135,000	Frontier Communications Corp., Senior Notes, 7.875% due 1/15/27	78,975
25,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15 (b)	250
225,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	205,875
300,000	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10	302,882
40,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	23,400
250,000	Qwest Corp., Notes, 5.246% due 6/15/13 (d)	187,500
300,000	Telecom Italia Capital, Senior Notes, 5.113% due 7/18/11 (d)	225,859
380,000	UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (a)	206,150
400,000	Verizon Florida Inc., Senior Notes, 6.125% due 1/15/13	381,553
	Vimpel Communications, Loan Participation Notes:
100,000	8.375% due 4/30/13 (a)	64,500
125,000	Secured Notes, 8.375% due 4/30/13 (a)	80,207
230,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	171,350
190,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	169,100
		4,262,788
Wireless Telecommunication Services — 0.6%
10,000	MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14	9,000
400,000	New Cingular Wireless Services Inc., Notes, 8.125% due 5/1/12	429,260
731,000	True Move Co., Ltd., Notes, 10.750% due 12/16/13 (a)	274,125
	Total Wireless Telecommunication Services	712,385
	TOTAL TELECOMMUNICATION SERVICES	4,975,173
UTILITIES — 2.6%
Electric Utilities — 1.2%
1,022,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	953,015
400,000	FirstEnergy Corp., Notes, 6.450% due 11/15/11	378,343
10,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	10,050
	Total Electric Utilities	1,341,408
Gas Utilities — 0.0%
45,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	37,125
Independent Power Producers & Energy Traders — 1.4%
	AES Corp., Senior Notes:
375,000	9.375% due 9/15/10	358,125

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
Independent Power Producers & Energy Traders — 1.4% (continued)
25,000	8.875% due 2/15/11	$23,500
120,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	83,400
	Edison Mission Energy, Senior Notes:
80,000	7.750% due 6/15/16	71,600
30,000	7.200% due 5/15/19	24,750
30,000	7.625% due 5/15/27	23,400
820,000	Energy Future Holdings, Senior Notes, 11.250% due 11/1/17 (a)(f)	401,800
130,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	125,450
	NRG Energy Inc., Senior Notes:
75,000	7.250% due 2/1/14	70,312
310,000	7.375% due 2/1/16	289,075
	Total Independent Power Producers & Energy Traders	1,471,412
	TOTAL UTILITIES	2,849,945
	TOTAL CORPORATE BONDS & NOTES
	(Cost — $58,882,110)	45,025,862
ASSET-BACKED SECURITIES — 10.2%
FINANCIALS — 10.2%
Automobiles — 0.5%
630,000	AmeriCredit Automobile Receivables Trust, 1.906% due 5/7/12 (d)	567,506
Home Equity — 9.2%
328,199	Asset Backed Funding Certificates, 0.781% due 1/25/35 (d)	220,650
204,738	Asset Backed Securities Corp., 0.631% due 6/25/35 (d)	198,036
85,694	Bravo Mortgage Asset Trust, 1.525% due 7/25/36 (a)(d)(h)	68,556
	Countrywide Asset-Backed Certificates:
671,091	1.471% due 8/25/47 (a)(d)	425,673
741,934	1.371% due 10/25/47 (d)	547,888
367,854	EMC Mortgage Loan Trust, 1.021% due 3/25/31 (a)(d)	297,336
1,739,235	GMAC Mortgage Corp. Loan Trust, 1.965% due 12/25/36 (d)	606,441
1,103,518	Greenpoint Home Equity Loan Trust, 1.755% due 8/15/30 (d)	735,143
218,837	GSAMP Trust, 2.071% due 11/25/34 (d)	11,280
872,562	Home Equity Mortgage Trust, 0.631% due 7/25/36 (d)	307,666
410,000	IXIS Real Estate Capital Trust, 0.811% due 2/25/36 (d)	333,186
121,576	JP Morgan Mortgage Acquisition Corp., 0.731% due 7/25/35 (d)	118,850
2,065,184	Lehman XS Trust (Structured Asset Securities Corp.), 2.895% due 7/25/35 (d)	1,589,217
37,733	Long Beach Mortgage Loan Trust, 0.611% due 11/25/35 (d)	37,121
211,791	MASTR Second Lien Trust, 0.741% due 9/25/35 (d)	154,069
	Morgan Stanley ABS Capital I:
1,100,000	0.841% due 2/25/37 (d)	102,104
1,000,000	0.891% due 2/25/37 (d)	31,888
800,000	1.021% due 2/25/37 (d)	19,980
500,000	1.471% due 2/25/37 (d)	14,139
700,000	1.671% due 2/25/37 (d)	18,430
522,746	Morgan Stanley Mortgage Loan Trust, 0.591% due 10/25/36 (d)	447,982
250,601	Option One Mortgage Loan Trust, 0.871% due 2/25/35 (d)	195,831
	RAAC Series:
634,781	0.741% due 5/25/36 (a)(d)	476,952
536,111	0.721% due 2/25/37 (a)(d)(h)	332,414
526,627	1.671% due 9/25/37 (d)	455,656
1,065,273	0.761% due 1/25/46 (a)(d)	728,242
1,200,000	2.195% due 10/25/46 (a)(d)	139,266
204,425	Renaissance Home Equity Loan Trust, 0.911% due 8/25/33 (d)	146,640
128,633	Renaissance Net Interest Margin Trust, 8.353% due 6/25/37 (a)	442
	SACO I Trust:
361,641	1.171% due 9/25/35 (d)	117,729

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
Home Equity — 9.2% (continued)
1,093,632	0.641% due 3/25/36 (d)	$233,517
1,108,755	1.625% due 4/25/36 (d)	191,697
107,070	Sail Net Interest Margin Notes, 5.500% due 3/27/34 (a)(c)	11
239,713	Structured Asset Investment Loan Trust, 1.771% due 10/25/34 (d)	76,328
	Structured Asset Securities Corp.:
1,042,886	0.741% due 5/25/31 (a)(d)	538,320
290,000	0.651% due 5/25/47 (d)	98,266
500,000	Washington Mutual Asset-Backed Certificates, 2.445% due 5/25/47 (d)	13,592
		10,030,538
Student Loan — 0.5%
720,000	SLC Student Loan Trust, 3.596% due 12/15/32 (d)	572,043
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $24,142,245)	11,170,087
COLLATERALIZED MORTGAGE OBLIGATIONS — 16.7%
426,591	Adjustable Rate Mortgage Trust, 0.741% due 2/25/36 (d)	192,845
	American Home Mortgage Investment Trust:
410,000	1.271% due 11/25/45 (d)	45,542
600,926	5.350% due 11/25/45 (d)	296,229
	Banc of America Funding Corp.:
873,247	6.000% due 5/20/33	856,703
858,504	4.123% due 6/20/35 (d)	375,637
1,000,919	Countrywide Alternative Loan Trust, 0.738% due 7/20/35 (d)	495,239
1,576,644	Countrywide Home Loans, 5.310% due 2/20/36 (d)	869,056
	Downey Savings & Loan Association Mortgage Loan Trust:
1,149,691	0.911% due 8/19/45 (d)	535,401
588,164	3.399% due 3/19/46 (d)	176,449
588,164	3.399% due 3/19/47 (d)	134,175
	Federal Home Loan Mortgage Corp. (FHLMC):
	PAC IO:
3,986,033	5.000% due 1/15/19 (c)(i)	333,844
4,655,420	5.000% due 5/15/23 (c)(i)	395,851
4,015,799	5.000% due 1/15/24 (c)(i)	89,770
1,868,828	5.000% due 5/15/24 (c)(i)	15,609
6,481,694	5.000% due 7/15/26 (c)(i)	208,840
4,869,562	PAC-1 IO, 5.000% due 3/15/22 (c)(i)	454,769
	Federal National Mortgage Association (FNMA), STRIPS, IO:
3,692,381	5.500% due 7/1/18 (c)(d)(i)	339,733
12,085,422	5.000% due 7/1/33 (c)(i)	1,381,086
360,214	Harborview Mortgage Loan Trust, 0.931% due 1/19/35 (d)	182,412
	Indymac Index Mortgage Loan Trust:
458,990	0.901% due 9/25/34 (d)	237,814
130,598	0.871% due 11/25/34 (d)	66,634
143,044	0.861% due 12/25/34 (d)	74,094
1,045,365	5.338% due 10/25/35 (d)	545,495
614,644	Lehman XS Trust (Structured Asset Securities Corp.), 0.771% due 11/25/35 (d)	287,209
239,950	Long Beach Mortgage Loan Trust, 1.296% due 9/25/31 (d)	147,770
1,296,614	Luminent Mortgage Trust, 0.671% due 2/25/46 (d)	529,493
	MASTR ARM Trust:
316,510	4.952% due 12/25/33 (d)	229,190
980,303	3.279% due 12/25/46 (d)(h)	200,015
1,556,411	Morgan Stanley Mortgage Loan Trust, 5.600% due 5/25/36 (d)	884,725
662,479	Residential Accredit Loans Inc., 0.751% due 12/25/45 (d)	307,319
1,166,762	Structured Adjustable Rate Mortgage Loan Trust, 0.841% due 7/25/34 (d)	672,213

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
	Structured Asset Mortgage Investments Inc.:
1,310,043	1.625% due 2/25/36 (d)	$545,506
625,050	0.681% due 4/25/36 (d)	255,546
	Structured Asset Securities Corp.:
302,370	1.571% due 2/25/28 (d)	287,435
162,305	1.471% due 3/25/28 (d)	138,825
481,633	1.411% due 8/25/28 (d)	403,135
5,623,192	5.762% due 6/25/35 (a)(d)(h)	3,937,175
	WaMu Mortgage Pass-Through Certificates:
342,432	5.647% due 3/25/37 (d)	171,895
775,339	0.831% due 7/25/45 (d)	215,259
407,720	Washington Mutual Mortgage Pass-Through Certificates, 3.419% due 4/25/46 (d)	169,204
1,064,929	Wells Fargo Mortgage Backed Securities Trust, 4.606% due 1/25/35 (d)	700,957
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $31,768,293)	18,386,098
COLLATERALIZED SENIOR LOANS — 6.9%
CONSUMER DISCRETIONARY — 1.7%
Distributors — 0.4%
950,902	Keystone Auto Industry Inc., Term Loan B, 5.470% due 1/12/12 (d)	392,247
Hotels, Restaurants & Leisure — 0.1%
750,000	BLB Worldwide Holdings Inc., Term Loan, 5.690% due 8/15/12 (d)	81,250
Media — 0.9%
990,000	Charter Communications Operating LLC, First Lien, 5.064% due 3/5/14 (d)	732,600
984,925	Idearc Inc., Term Loan B, Senior Notes, 3.417% due 11/17/14 (d)	310,955
		1,043,555
Multiline Retail — 0.3%
500,000	Neiman Marcus Group Inc., Term Loan B, 4.193% due 3/13/13 (d)	320,909
	TOTAL CONSUMER DISCRETIONARY	1,837,961
ENERGY — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
	Ashmore Energy International:
47,569	Synthetic Revolving Credit Facility, 3.461% due 3/30/12 (d)	29,017
339,163	Term Loan, 4.459% due 3/30/14 (d)	193,323
	Targa Resources Inc., Term Loans:
336,887	5.930% due 10/28/12 (d)	214,404
193,548	Tranche A, 3.459% due 10/28/12 (d)	123,180
	TOTAL ENERGY	559,924
FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
493,750	Chrysler Financial, Term Loan B, 6.000% due 8/3/12 (d)	259,571
HEALTH CARE — 1.2%
Health Care Providers & Services — 1.2%
984,925	HCA Inc., Term Loan B, 3.709% due 11/18/13 (d)	778,706
940,488	Health Management Association, Term Loan B, 3.209% due 2/28/14 (d)	583,774
	TOTAL HEALTH CARE	1,362,480
INDUSTRIALS — 1.2%
Trading Companies & Distributors — 1.2%
1,129,452	Penhall International Corp., Term Loan, 10.104% due 4/1/12 (d)	508,254
1,000,000	Transdigm Inc. Term B, 3.498% due 6/23/13 (d)	806,500
	TOTAL INDUSTRIALS	1,314,754

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†		Security	Value
TELECOMMUNICATION SERVICES — 0.8%
Diversified Telecommunication Services — 0.8%
984,810		Cablevision Systems Corp., Term Loan B, 2.945% due 3/30/13 (d)	$844,885
UTILITIES — 1.3%
Electric Utilities — 0.6%
987,500		TXU Corp., Term Loan B, 5.582% due 10/10/14 (d)	689,193
Independent Power Producers & Energy Traders — 0.7%
842,518		NRG Energy Inc., Term Loan, 1.961% due 2/1/13 (d)	734,887
		TOTAL UTILITIES	1,424,080
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $12,272,427)	7,603,655
MORTGAGE-BACKED SECURITIES — 17.4%
FHLMC — 5.5%
		Federal Home Loan Mortgage Corp. (FHLMC):
207,865		4.734% due 4/1/35 (d)(i)	209,007
2,977,943		5.977% due 7/1/36 (d)(i)	3,024,641
185,417		5.777% due 4/1/37 (d)(i)	189,603
169,719		5.889% due 4/1/37 (d)(i)	173,537
1,069,835		4.935% due 10/1/37 (d)(i)	1,077,670
1,000,000		6.000% due 1/13/39 (i)(j)	1,030,156
348,435		Gold, 7.000% due 6/1/17 (i)	362,976
		TOTAL FHLMC	6,067,590
FNMA — 11.9%
		Federal National Mortgage Association (FNMA):
231,172		5.500% due 1/1/14-4/1/35 (i)	240,525
1,113,912		7.000% due 3/15/15-6/1/32 (i)	1,176,060
677,080		5.037% due 1/1/33 (d)(i)	677,600
3,103,268		4.143% due 5/1/33 (d)(i)	3,108,351
684,699		4.308% due 1/1/35 (d)(i)	690,882
1,717,792		4.553% due 1/1/35 (d)(i)	1,695,136
122,146		5.848% due 3/1/36 (d)(i)	125,995
24,502		5.621% due 12/1/36 (d)(i)	24,621
168,577		6.000% due 9/1/37 (i)	173,763
2,200,000		5.000% due 1/13/39 (i)(j)	2,246,407
2,500,000		5.500% due 1/13/39 (i)(j)	2,562,890
300,000		6.000% due 1/13/39 (i)(j)	308,859
		TOTAL FNMA	13,031,089
		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost — $19,054,438)	19,098,679
SOVEREIGN BONDS — 2.3%
Argentina — 0.2%
		Republic of Argentina:
657,000		Bonds, 7.000% due 9/12/13	203,889
		GDP Linked Securities:
275,000	EUR	1.262% due 12/15/35 (d)	9,365
270,000		1.330% due 12/15/35 (d)	7,020
17,385	ARS	1.383% due 12/15/35 (d)	212
		Total Argentina	220,486
Brazil — 0.3%
740,000	BRL	Brazil Nota do Tesouro Nacional, 10.000% due 1/1/12	298,159

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
El Salvador — 0.0%
29,000	Republic of El Salvador, 8.250% due 4/10/32 (a)	$18,995
Mexico — 0.5%
565,000	United Mexican States, Medium-Term Notes, 6.750% due 9/27/34	598,900
Panama — 0.5%
	Republic of Panama:
22,000	7.250% due 3/15/15	22,550
391,000	9.375% due 4/1/29	432,055
106,000	6.700% due 1/26/36	95,930
	Total Panama	550,535
Russia — 0.3%
314,000	Russian Federation, 12.750% due 6/24/28 (a)	368,950
Venezuela — 0.5%
	Bolivarian Republic of Venezuela:
24,000	8.500% due 10/8/14	12,600
232,000	5.750% due 2/26/16 (a)	99,760
	Collective Action Securities:
105,000	9.375% due 1/13/34	48,825
500,000	Notes, 10.750% due 9/19/13	330,000
	Total Venezuela	491,185
	TOTAL SOVEREIGN BONDS
	(Cost — $3,730,297)	2,547,210
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 2.1%
U.S. Government Agencies — 2.1%
1,000,000	Federal Home Loan Bank (FHLB), 3.664% due 1/23/09(d)	1,001,100
	Federal National Mortgage Association (FNMA):
1,000,000	2.180% due 2/12/10 (d)(i)	1,002,121
312,651	One Year CMT ARM, 4.957% due 5/1/28 (d)(i)	310,624
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $2,309,720)	2,313,845
U.S. TREASURY INFLATION PROTECTED SECURITIES — 0.6%
507,862	U.S. Treasury Bonds, Inflation Indexed, 3.875% due 4/15/29 (k)
	(Cost - $582,296)	627,409

Shares
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
100	Ford Motor Co., Series F, 7.550%	430
FINANCIALS — 0.2%
Consumer Finance — 0.2%
700	Preferred Blocker Inc., 9.000% (a)	210,000
Diversified Financial Services — 0.0%
600	Preferred Plus, Trust, Series FRD-1, 7.400%	2,772
1,700	Saturns, Series F 2003-5, 8.125%	9,010
		11,782
	TOTAL FINANCIALS	221,782
	TOTAL PREFERRED STOCKS
	(Cost — $248,356)	222,212
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $152,990,182)	106,995,057

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2008

Face
Amount†	Security	Value
SHORT-TERM INVESTMENTS — 6.2%
U.S. Government Agencies — 6.2%
4,700,000	Federal Home Loan Bank (FHLB), Discount Notes, 1.207% due 5/20/09 (l)	$4,695,944
	Federal National Mortgage Association (FNMA), Discount Notes:
30,000	0.651% due 1/27/09 (i)(k)(l)	29,986
2,070,000	0.200% - 0.351% due 5/18/09 (i)(k)(l)	2,068,241
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $6,775,765)	6,794,171
	TOTAL INVESTMENTS — 103.5% (Cost — $159,765,947#)	113,789,228
	Liabilities in Excess of Other Assets — (3.5)%	(3,855,141)
	TOTAL NET ASSETS — 100.0%	$109,934,087

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is currently in default.
(c)	Illiquid security.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(e)	Subsequent to December 31, 2008, this security is in default as of February 1, 2009.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(i)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(j)	This security is traded on a to-be-announced (“TBA”) basis (See Note 1).
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(l)	Rate shown represents yield-to-maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	-	Adjustable Rate Mortgage
ARS	-	Argentine Peso
BRL	-	Brazilian Real
CMT	-	Constant Maturity Treasury
EUR	-	Euro
GDP	-	Gross Domestic Product
GMAC	-	General Motors Acceptance Corp.
GSAMP	-	Goldman Sachs Alternative Mortgage Products
IO	-	Interest Only
MASTR	-	Mortgage Asset Securitization Transactions Inc.
OJSC	-	Open Joint Stock Company
PAC	-	Planned Amortization Class
RUB	-	Russian Ruble
STRIPS	-	Separate Trading of Registered Interest and Principal Securities

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value
65	Eurodollar Futures, Call	3/16/09	$98.25	$117,812
6	Eurodollar Futures, Call	9/14/09	97.63	17,663
32	U.S. Treasury 5-Year Note Futures, Call	2/20/09	117.00	84,250
66	U.S. Treasury 10-Year Note Futures, Call	2/20/09	118.00	541,406
66	U.S. Treasury 10-Year Note Futures, Put	2/20/09	110.00	8,250
	Total Written Options (Premiums Received — $221,961)			$769,381

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to maintain a high level of current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Investment Valuation.  Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities.  Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market.  Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Effective October 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”).  FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value.  The hierarchy of inputs is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	December 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$113,789,228	$12,212	$113,777,016	—
Other Financial Instruments*	(1,745,817)	3,214,277	(4,960,094)	—
Total	$112,043,411	$3,226,489	$108,816,922	—

* Other financial instruments include written options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements.  When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts.  The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position

Notes to Schedule of Investments (unaudited) (continued)

before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Swap Contracts.  Swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices or securities. The Fund may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique, or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.

(g) Credit Default Swaps.  The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage.  CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund  has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement, would be an amount equal to the notional amount of the agreement.  These amounts of potential payments will be partially offset by any recovery of value from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection.  When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives.  For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values particularly in relation to the notional amount of the contract, as well as the annual payment rate serve as an indicator of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(h) Stripped Securities. The Fund invests in ‘‘Stripped Securities,’’ a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or, interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

Notes to Schedule of Investments (unaudited) (continued)

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(i) Mortgage Dollar Rolls.  The Fund may enter into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes interest paid on the securities. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The Fund executes its mortgage dollar rolls entirely in the to-be-announced (“TBA”) market, where the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its Director or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a TBA basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days after purchase. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(k) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Credit and Market Risk.  The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(m) Other risks.  Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(n) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At December 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,111,291
Gross unrealized depreciation	(47,088,010)
Net unrealized depreciation	$(45,976,719)

At December 31, 2008, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
Eurodollar	84	3/09	$20,271,257	$20,777,400	$506,143
Eurodollar	4	6/09	961,670	988,700	27,030
Eurodollar	6	9/09	1,442,867	1,481,175	38,308
Eurodollar	115	9/10	28,211,955	28,196,562	(15,393)
British Pound	88	3/09	14,993,098	15,536,116	543,018
Euribor	67	3/09	22,171,142	22,764,106	592,964
U.S. Treasury 2-Year Notes	137	3/09	29,514,882	29,874,562	359,680
U.S. Treasury 5-Year Notes	401	3/09	46,412,758	47,740,930	1,328,172
U.S. Treasury 10-Year Notes	149	3/09	18,133,014	18,736,750	603,736
Net Unrealized Gain on Open Futures Contracts					$3,983,658

At December 31, 2008, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Euro	412,923	$573,233	2/3/09	$26,607
Euro	475,000	659,411	2/3/09	37,921
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$64,528

During the period ended December 31, 2008, written option transactions for the Fund were as follows:

	Number of Contracts / Notional Par ($ )	Premiums
Written options, outstanding September 30, 2008	8,200,249	$188,602
Options written	515	355,751
Options closed	(3,800,467)	(258,501)
Options expired	(4,400,062)	(63,891)
Written options, outstanding December 31, 2008	235	$221,961

At December 31, 2008, the Fund held the following open swap contracts:

Notes to Schedule of Investments (unaudited) (continued)

INTEREST RATE SWAPS

				PERIODIC PAYMENTS
	NOTIONAL	TERMINATION	PERIODIC PAYMENTS MADE	RECEIVED BY THE	UNREALIZED
SWAP COUNTERPARTY (REFERENCE ENTITY)	AMOUNT	DATE	BY THE FUND ‡	FUND ‡	DEPRECIATION
JPMorgan Chase Bank	$10,000,000	1/7/15	4.665%	6-Month	$(1,353,352)
				LIBOR
JPMorgan Chase Bank	18,000,000	12/7/14	4.655%	6-Month	(2,390,641)
				LIBOR
Barclays Capital Inc.	5,520,000	3/18/19	4.250%	3-Month	(901,517)
				LIBOR
					$(4,645,510)

‡  Percentage shown is an annual percentage rate.

CREDIT DEFAULT SWAP ON CREDIT INDICES — SELL PROTECTION(1)

			PERIODIC		UPFRONT
			PAYMENTS		PREMIUMS	UNREALIZED
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	RECEIVED BY	MARKET	PAID/	APPRECIATION/
(REFERENCE ENTITY)	AMOUNT(2)	DATE	THE FUND‡	VALUE(3)	(RECEIVED)	(DEPRECIATION)
JPMorgan Chase Bank (CDX North			2.750%
America High Yield Index)	$3,038,000	6/20/12	quarterly	$(515,801)	$(136,689)	$(379,112)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

‡  Percentage shown is an annual percentage rate.

At December 31, 2008, the Fund held TBA securities with a total cost of $6,083,626.

3. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	February 26, 2009

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:	February 26, 2009